UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22535

ARES DYNAMIC CREDIT ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

2000 Avenue of the Stars, 12th Floor

Los Angeles, California 90067

(Address of principal executive offices) (zip code)

Daniel J. Hall

2000 Avenue of the Stars, 12th Floor

Los Angeles, California 90067

(Name and address of agent for service)

Copy to:

P. Jay Spinola, Esq.

Willkie Farr & Gallagher, LLP

787 Seventh Avenue

New York, New York 10019

Registrant’s telephone number, including area code:  (310) 201-4100

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2016 - June 30, 2017

Item 1. Proxy Voting Record

Issuer	Ticker	Primary ID/CUSIP	Shareholder Meeting Date	Matter Voted On	Proposed By	Voted (Yes/No)	For or Against	For or Against Management
Affinion Group	AFFINI	008294209	6/1/2017	Election of Directors, appointment of PWC as independent accounting firm for FY 2017, compensation of executive officers and frequency of stockholder vote on executive compensation	Issuer	Yes	For	For
Halcon Resoruces Corporation	HKUS	40537Q605	5/4/2017	Election of Directors, appointment of Deloitte & Touche LLP as independent accounting firm for FY 2017, compensation of executive officers and frequency of stockholder vote on executive compensation	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ARES DYNAMIC CREDIT ALLOCATION FUND, INC.

By:	/s/ Seth J. Brufsky
Name:	Seth J. Brufsky
Title:	President and Chief Executive Officer

Date:  August 16, 2017